United States
Securities and Exchange Commission
"Washington, DC 20549"

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:    		09/30/00

Check here if Amendment: [  ]      Amendment number:   [  ]
This Amendment (check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
Name:     The Regents Of The University Of California
Address:  P.O. Box 24000
"Oakland, CA 94623-1000"

13F File Number:    28-224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the repor "is authorized to submit it,that all information contained herein is true," "correct and complete,and that it is understood that all required items," "statements,schedules, lists, and tables, are considered integral parts of " this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     DeWitt Bowman
Title:    Treasurer
Phone:    (510) 987-9600

"Signature, Place, and Date of Signing:"

/s/ DeWitt Bowman
"Oakland, CA 94623-1000"
"September 30, 2000"

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)
"[    ]13F NOTICE.(Check here if no holdings reported are in this report,and"
all holdings are reported by other reporting manager(s).)
[    ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for thi reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           	0
Form 13F Information Table Entry Total:      	137
Form 13F Information Table Value Total:      	"28,414,994,744 "

FORM 13F INFORMATION TABLE

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Column 1	Column 2	Column 3	Column 4	Column 5	Column 6	Column 7	Column 8
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Name of	Title of	Cusip	Fair Market	Shrs or	Investment	Other	Voting Issuer	 Class
--------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH	COMMON	 00437V10	"14,803,113 "	"302,877 "	"302,877 "		SOLE
ADVENT SOFTWARE	COMMON	 00797410	"14,141,023 "	"202,376 "	"202,376 "		SOLE
AGILE SOFTWARE CORP	COMMON	 00846X10	"22,185,783 "	"246,680 "	"246,680 "		SOLE
AGILENT TECHNOLOGIES INC	COMMON	00846U10	"183,862,428 "	"3,757,086 "	"3,757,086 "		SOLE
AIR PRODS & CHEMS	COMMON	00915810	"325,979,424 "	"9,054,984 "	"9,054,984 "		SOLE
AMB PROPERTY CORP	COMMON	00163T10	"56,493,752 "	"2,300,000 "	"2,300,000 "		SOLE
AT & T CORP	COMMON	00195710	"490,086,038 "	"16,683,780 "	"16,683,780 "		SOLE
AMDOCS LTD	COMMON	G0260210	"65,789,782 "	"1,054,746 "	"1,054,746 "		SOLE
AMERICAN HOME PRODS CORP	COMMON	02660910	"982,505,331 "	"17,370,260 "	"17,370,260 "		SOLE
AMERICAN INTL GROUP	COMMON	02687410	"728,879,246 "	"7,617,288 "	"7,617,288 "		SOLE
AMGEN	COMMON	03116210	"181,384,076 "	"2,597,580 "	"2,597,580 "		SOLE
ANADARKO PETE CORP	COMMON	3251110	"149,569,249 "	"2,250,749 "	"2,250,749 "		SOLE
APPLE COMPUTER	COMMON	03783310	"199,047,500 "	"7,730,000 "	"7,730,000 "		SOLE
ARTHROCARE	COMMON	04313610	"6,043,741 "	"310,932 "	"310,932 "		SOLE
ASTRAZENECA PLC	COMMON	0989529	"287,273,382 "	"5,482,512 "	"5,482,512 "		SOLE
AUTOMATIC DATA PROCESSING	COMMON	 05301510	"1,022,084,063 "	"15,283,500 "	"15,283,500 "		SOLE
AVANEX CORP	COMMON	05348W10	"49,989,938 "	"464,213 "	"464,213 "		SOLE
BP AMOCO	COMMON	 05562210	"548,480,146 "	"10,348,682 "	"10,348,682 "		SOLE
BAXTER INTL INC	COMMON	07181310	"345,619,572 "	"4,330,394 "	"4,330,394 "		SOLE
BERKSHIRE HATHAWAY CL 'A'	COMMON	08467010	"302,422,400 "	"4,696 "	"4,696 "		SOLE
BLAZE SOFWARE	COMMON	09347T10	"329,728 "	"26,117 "	"26,117 "		SOLE
BRISTOL MYERS SQUIBB	COMMON	11012210	"257,233,876 "	"4,503,000 "	"4,503,000 "		SOLE
CENDANT CORP	COMMON	15131310	"68,913,788 "	"6,336,900 "	"6,336,900 "		SOLE
CENDANT INCOME PRIDES	COMMON	15131330	"44,212,500 "	"2,700,000 "	"2,700,000 "		SOLE
CENDANT CORP RIGHTS	COMMON	15131311	"8,837,500 "	"1,400,000 "	"1,400,000 "		SOLE
CHARTERED SEMICONDUCTOR ADR	COMMON	16133R10	"14,079,500 "	"232,000 "	"232,000 "		SOLE
CHASE MANHATTAN CORP	COMMON	16161A10	"150,478,875 "	"3,258,000 "	"3,258,000 "		SOLE
CIENA	COMMON	17177910	"305,928,638 "	"2,491,022 "	"2,491,022 "		SOLE
CISCO SYSTEMS	COMMON	17275R10	"700,078,717 "	"12,671,108 "	"12,671,108 "		SOLE
COCA COLA CO	COMMON	19121610	"315,549,557 "	"5,724,255 "	"5,724,255 "		SOLE
COLGATE-PALMOLIVE	COMMON	19416210	"231,587,850 "	"4,906,200 "	"4,906,200 "		SOLE
CONVERGYS CORP	COMMON	21248510	"21,575,626 "	"555,000 "	"555,000 "		SOLE
COR THERAPEUTICS INC	COMMON	21775310	"4,554,420 "	"73,090 "	"73,090 "		SOLE
COSTCO WHOLESALE	COMMON	22160K10	"94,243,907 "	"2,697,500 "	"2,697,500 "		SOLE
DISNEY WALT CO DEL	COMMON	25468710	"459,851,063 "	"12,022,250 "	"12,022,250 "		SOLE
DOCUMENTUM	COMMON	25615910	"12,307,917 "	"176,233 "	"176,233 "		SOLE
DUKE ENERGY CORP.	COMMON	26439910	"114,476,250 "	"1,335,000 "	"1,335,000 "		SOLE
EDWARDS LIFESCIENCES CORP	COMMON	28176E10	"18,891,327 "	"866,078 "	"866,078 "		SOLE
EL PASO ENERGY CORP.	COMMON	28390510	"222,934,601 "	"3,617,600 "	"3,617,600 "		SOLE
ELECTRONIC DATA SYSTEMS	COMMON	28566110	"292,938,374 "	"7,058,756 "	"7,058,756 "		SOLE
EMERSON ELEC CO	COMMON	29101110	"368,806,190 "	"5,504,570 "	"5,504,570 "		SOLE
ENRON CORP	COMMON	29356110	"135,494,538 "	"1,546,300 "	"1,546,300 "		SOLE
E. PIPHANY	COMMON	26881V10	"4,350,024 "	"56,448 "	"56,448 "		SOLE
EQUITY OFFICE PROPERTIES	COMMON	29474110	"64,439,158 "	"2,074,500 "	"2,074,500 "		SOLE
EQUITY RESIDENTIAL  PPTYS	COMMON	29476L10	"62,145,600 "	"1,294,700 "	"1,294,700 "		SOLE
ERICSSON L M TEL B ADR	COMMON	29482140	"591,114,143 "	"39,906,440 "	"39,906,440 "		SOLE
EXODUS COMMUNICATIONS	COMMON	30208810	"6,526,585 "	"132,184 "	"132,184 "		SOLE
EXTREME NETWORKS	COMMON	30226D10	"15,584,138 "	"136,106 "	"136,106 "		SOLE
EXXON MOBIL	COMMON	30231G10	"1,132,716,541 "	"12,709,302 "	"12,709,302 "		SOLE
FAMILY DOLLAR STORES	COMMON	30700010	"145,368,300 "	"7,551,600 "	"7,551,600 "		SOLE
FISERV	COMMON	33773810	"76,280,750 "	"1,274,000 "	"1,274,000 "		SOLE
FLEXTRONICS INT'L LTD	COMMON	Y2573F10	"44,606,358 "	"543,152 "	"543,152 "		SOLE
FOSTER WHEELER	COMMON	35024410	"206,215,738 "	"2,843,550 "	"2,843,550 "		SOLE
FOUNDRY NETWORKS INC	COMMON	35063R10	"18,934,276 "	"282,865 "	"282,865 "		SOLE
GANNETT CO	COMMON	36473010	"534,240 "	"10,080,000 "	"10,080,000 "		SOLE
GATEWAY	COMMON	36762610	"177,612,600 "	"3,799,200 "	"3,799,200 "		SOLE
GENERAL ELEC CO	COMMON	36960410	"1,247,493,399 "	"21,625,021 "	"21,625,021 "		SOLE
GENUINE PARTS	COMMON	37246010	"25,420,663 "	"1,333,543 "	"1,333,543 "		SOLE
GENUITY	COMMON	37248E10	"17,634,240 "	"2,700,000 "	"2,700,000 "		SOLE
HALLIBURTON	COMMON	40621610	"324,861,807 "	"6,638,300 "	"6,638,300 "		SOLE
HEWLETT PACKARD	COMMON	42823610	"955,525,466 "	"9,850,778 "	"9,850,778 "		SOLE
HONEYWELL INTL INC	COMMON	43851610	"308,280,939 "	"8,653,500 "	"8,653,500 "		SOLE
ILLINOIS TOOL WORKS	COMMON	45230810	"233,001,544 "	"4,170,050 "	"4,170,050 "		SOLE
INTERNET SECURITY SYSTEMS INC	COMMON	46060X10	"610,993 "	"8,133 "	"8,133 "		SOLE
JUNIPER NETWORKS INC	COMMON	48203R10	"273,587,584 "	"1,249,615 "	"1,249,615 "		SOLE
KELLOGG	COMMON	48783610	"102,542,640 "	"4,239,489 "	"4,239,489 "		SOLE
LUCENT TECHNOLOGIES	COMMON	54946310	"323,374,762 "	"10,580,769 "	"10,580,769 "		SOLE
MARSH & MCLENNAN COS INC	COMMON	57174810	"956,354,099 "	"7,204,174 "	"7,204,174 "		SOLE
MASCO CORP	COMMON	57459910	"168,330,888 "	"9,037,900 "	"9,037,900 "		SOLE
MCGRAW HILL	COMMON	58064510	"302,970,657 "	"4,766,500 "	"4,766,500 "		SOLE
MERCK	COMMON	58933110	"831,827,450 "	"11,174,844 "	"11,174,844 "		SOLE
MICROSOFT	COMMON	59491810	"479,718,870 "	"7,953,888 "	"7,953,888 "		SOLE
MINNESOTA MNG & MFG	COMMON	60405910	"176,898,229 "	"1,941,270 "	"1,941,270 "		SOLE
MOLEX CL A 	COMMON	60855420	"299,925,537 "	"7,238,022 "	"7,238,022 "		SOLE
MONSANTO ACES	COMMON	61166230	"18,331,250 "	"350,000 "	"350,000 "		SOLE
MYND CORP	COMMON	62855110	"37,044,021 "	"1,944,800 "	"1,944,800 "		SOLE
NETWORK APPLIANCE	COMMON	64120L10	"49,447,994 "	"388,208 "	"388,208 "		SOLE
NEXTLINK COMMUNICATIONS	COMMON	65333H70	"5,795,627 "	"164,707 "	"164,707 "		SOLE
NISOURCE (PIES)	COMMON	65473P30	"48,000,000 "	"1,000,000 "	"1,000,000 "		SOLE
NOKIA 	COMMON	65490220	"373,059,050 "	"9,370,400 "	"9,370,400 "		SOLE
NORTEL NETWORKS CORP 	COMMON	65656810	"36,703,008 "	"616,210 "	"616,210 "		SOLE
NVIDIA CORP	COMMON	67066G10	"26,792,775 "	"327,240 "	"327,240 "		SOLE
OMNICOM GROUP	COMMON	68191910	"89,020,220 "	"1,220,500 "	"1,220,500 "		SOLE
PALL CORP	COMMON	69642930	"109,839,676 "	"5,509,200 "	"5,509,200 "		SOLE
PEOPLESOFT	COMMON	71271310	"159,869,662 "	"5,722,404 "	"5,722,404 "		SOLE
PEPSICO	COMMON	71344810	"399,818,614 "	"8,691,709 "	"8,691,709 "		SOLE
PERKINELMER	COMMON	71404610	"316,264,705 "	"3,030,081 "	"3,030,081 "		SOLE
PHARMACIA	COMMON	71713U10	"509,277,374 "	"8,461,514 "	"8,461,514 "		SOLE
PHONE COM INC	COMMON	71920Q10	"12,349,219 "	"108,684 "	"108,684 "		SOLE
PMC - SIERRA	COMMON	69344F10	"16,911,978 "	"78,569 "	"78,569 "		SOLE
PROCTER & GAMBLE CO	COMMON	74271810	"292,621,361 "	"4,367,483 "	"4,367,483 "		SOLE
PROLOGIS TR	COMMON	74341010	"63,984,875 "	"2,694,100 "	"2,694,100 "		SOLE
RADIO ONE INC CL A	COMMON	75040P10	"348,750 "	"41,955 "	"41,955 "		SOLE
RADIO ONE INC CL D	COMMON	75040P40	"592,615 "	"83,910 "	"83,910 "		SOLE
REDBACK NETWORKS	COMMON	75720910	"119,862,680 "	"730,870 "	"730,870 "		SOLE
RELIANT ENERGY	COMMON	75952J10	"161,214,710 "	"3,466,983 "	"3,466,983 "		SOLE
SCHWAB (CHARLES)	COMMON	80851310	"147,305,475 "	"4,149,450 "	"4,149,450 "		SOLE
SCOTTISH POWER	COMMON	690070	"68,946,202 "	"8,882,372 "	"8,882,372 "		SOLE
SEALED AIR CORP NEW	COMMON	81211K10	"134,012,400 "	"2,961,600 "	"2,961,600 "		SOLE
SEALED AIR CORP PFD A	COMMON	81211K20	"450,000 "	"10,000 "	"10,000 "		SOLE
SBC COMMUNICATIONS	COMMON	78387G10	"508,179,500 "	"10,163,590 "	"10,163,590 "		SOLE
SPDR TR	COMMON	78462F10	"974,739,788 "	"6,786,700 "	"6,786,700 "		SOLE
SPIEKER PROPERTIES	COMMON	84849710	"68,890,802 "	"1,196,800 "	"1,196,800 "		SOLE
SUN MICROSYSTEMS	COMMON	86681010	"531,213 "	"4,550 "	"4,550 "		SOLE
SYSCO CORP	COMMON	87182910	"656,229,601 "	"14,169,600 "	"14,169,600 "		SOLE
TEXAS INSTRUMENTS	COMMON	88250810	"455,694,595 "	"9,657,104 "	"9,657,104 "		SOLE
TIME WARNER	COMMON	88731510	"1,102,502,749 "	"14,089,492 "	"14,089,492 "		SOLE
TURNSTONE SYSTEMS INC	COMMON	90042310	"4,020,248 "	"86,690 "	"86,690 "		SOLE
TYCO INTL LTD	COMMON	90212410	"546,886,482 "	"10,542,390 "	"10,542,390 "		SOLE
TYCOM LTD	COMMON	G9144B10	"4,586,000 "	"142,000 "	"142,000 "		SOLE
UNITED PARCEL SERVICE CL B	COMMON	91131210	"124,526,738 "	"2,208,900 "	"2,208,900 "		SOLE
UTILICORP UNITED 9 3/4 P	COMMON	91800587	"33,750,000 "	"1,200,000 "	"1,200,000 "		SOLE
VA LINUX SYSTEMS INC	COMMON	91819B10	"4,311,935 "	"93,231 "	"93,231 "		SOLE
VERISIGN	COMMON	92343E10	"19,952,407 "	"98,500 "	"98,500 "		SOLE
VERIZON COMMUNICATIONS	COMMON	92343V10	"341,720,943 "	"7,054,884 "	"7,054,884 "		SOLE
VIGNETTE	COMMON	92673410	"1,464,473 "	"49,020 "	"49,020 "		SOLE
VITESSE SEMICONDUCTOR CO	COMMON	92849710	"12,208,362 "	"137,269 "	"137,269 "		SOLE
WACHOVIA 	COMMON	92977110	"373,740,688 "	"6,593,000 "	"6,593,000 "		SOLE
WORLDCOM INC	COMMON	98157D10	"387,939,081 "	"12,771,657 "	"12,771,657 "		SOLE
YAMNUCHI PHARMACEUTICAL	COMMON	6985383	"200,521,951 "	"4,167,000 "	"4,167,000 "		SOLE
	Grand Totals		"$28,414,994,744 "	"$565,729,483 "